Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Inputs Liability Quantitative Information [Table Text Block]
The carrying amounts of the liabilities measured at fair value are as follows:

Description	Level 1	Level 2	Level 3	Total

Liabilities at September 30, 2013:
Embedded conversion options	$—	$—	$358,339	$358,339
Total measured at fair value	$—	$—	$358,339	$358,339

Liabilities at December 31, 2012:
Embedded conversion options	$—	$—	$780,960	$780,960
Total measured at fair value	$—	$—	$780,960	$780,960

The carrying amounts of the derivative liabilities are as follows:

Description	Level 1	Level 2	Level 3	Total

Liabilities at December 31, 2012:
Embedded conversion options	$—	$—	$780,960	$780,960
Total measured at fair value	$—	$—	$780,960	$780,960
Liabilities at December 31, 2011:
Embedded conversion options	$—	$—	$1,823,207	$1,823,207
Total measured at fair value	$—	$—	$1,823,207	$1,823,207

Fair Value, Measurement Inputs, Disclosure [Table Text Block]
The following table sets forth a summary of changes in the fair value of Level 3 liabilities for the nine months ended September 30, 2013:

Description	Balance at December 31, 2012	Established in 2012	Modification of Convertible Debt Agreement	Conversion to Common Stock	Change in Fair Value	Effect of Extinguishment of Debt	Balance at September 30, 2013

Derivative liabilities:
Embedded conversion options	$780,960	$—	$250,361	$(244,477)	$(250,349)	$(178,156)	$358,339

The following tables set forth a summary of changes in the fair value of Level 3 liabilities for the year ended December 31, 2012 and 2011:

Description	Balance at December 31, 2011	Established in 2012	Conversion to Common Stock	Change in Fair Value	Reclass to Equity	Balance at December 31, 2012
Derivative liabilities:
Embedded conversion options	$1,823,207	$—	$(549,936)	$(492,311)	$—	$780,960
Contingent consideration	$—	$11,109,020	$—	$4,334,932	$(15,443,952)	$—

Description	Balance at December 31, 2010	Established in 2011	Modification of Warrant Agreements	Conversion to Common Stock	Change in Fair Value	Balance at December 31, 2011
Derivative liabilities:
Stock purchase warrants	$1,812,447	$—	$(1,434,322)	$—	$(378,125)	$—
Embedded conversion options	$—	$2,085,513	$—	$(169,965)	$(92,341)	$1,823,207